Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities.
Other liabilities

Note 23. Other liabilities

The following tables represent the composition of other liabilities:

Other liabilities - current:	As of December 31,
in €‘000	2025	2024
Other financial liabilities:
Deferred and contingent consideration (Note 3)	2,137	9,356
Other liabilities	6,102	5,382
Other non-financial liabilities:
Payroll liabilities	54,906	47,209
Provisions (Note 28)	17,888	—
Taxes and fees	13,644	6,324
Total other liabilities - current	94,677	68,271

Other non-current liabilities:	As of December 31,
in €‘000	2025	2024
Other non-financial liabilities:
Employee benefit liabilities (Note 21)	2,966	1,414
Other	914	416
Total other non-current liabilities	3,880	1,830